Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Beginning Balance	¥ 66,901	¥ 53,177	¥ 41,621
Adjustment of redeemable noncontrolling interests to redemption value	(7,557)	220	2,851
Contribution to subsidiary	0	0	413
Transaction with noncontrolling interests	(3,606)	2,269	1,309
Comprehensive income
Net Income	819	4,970	4,108
Other comprehensive income
Net change of foreign currency translation adjustments	919	9,295	4,099
Total other comprehensive income	919	9,295	4,099
Comprehensive income	1,738	14,265	8,207
Cash dividends	(11,272)	(3,030)	(1,224)
Property dividends	(3,776)	0	0
Partial sale of the parent's ownership interest in subsidiaries that results in the loss of control	(34,961)	0	0
Ending Balance	¥ 7,467	¥ 66,901	¥ 53,177